CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2020
Statement Of Financial Position [Abstract]
Number of shares forfeiture over allotment options	225,000	225,000